Environmental and other provisions (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Re-evaluation adjustment - environmental provision	$ (0.2)	$ 3.5
Bottom of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	2.41%	2.87%
Top of range [Member]
Disclosure of other provisions [line items]
Provision estimates, discount rate used	4.95%	4.88%